Member's Interest (Narrative) (Detail) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 19, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average grant date fair value of options granted			$ 2.68
Shares vested that are subject to performance conditions that have not yet been determined probable to meet	600,000
Tax benefit related to the share-based compensation expense	$ 4,100,000	$ 6,300,000	$ 10,800,000
Unrecognized compensation cost, net of estimated forfeitures, related to unvested share-based compensation arrangements that will vest based on service conditions	22,400,000
Options granted vest based on market conditions	24,700,000
Total share based compensation expense	10,713,000	16,715,000	28,540,000
2008 Executive Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted shares issued in connection with the tax assistance program				1,500,000
Stock options granted under the Clear Channel 2008 Executive Incentive Plan				2,000,000
Replacement stock options				1,800,000
Incremental compensation expense				1,700,000
Stock options repurchased				900,000
Restricted stock awards forfeited				600,000
Compensation expense recognized related to tax assistance program				2,600,000
CCMH Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock awards forfeited	710,000
CCOH Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock awards forfeited	410,000
iHM [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of options vested	300,000	6,300,000	3,900,000
Restricted stock awards forfeited	125,000
Put option purchase price per share	$ 0
CCOH [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average grant date fair value of options granted	$ 4.69	$ 4.1	$ 4.43
Fair value of options vested	6,100,000	7,100,000	11,500,000
Cash received for options exercised	2,400,000	4,200,000	6,400,000
Total instrinsic value of the options exercised	$ 1,500,000	$ 5,000,000	$ 7,900,000
Restricted stock awards forfeited	628,000
Put option purchase price per share	$ 5.23